Regulatory Assets And Liabilities (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / mo	Sep. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)
Regulatory Assets And Liabilities [Line Items]
Expected surcharge | $	$ 1,023
Recovery period	11 years
Net regulatory asset | $	$ (627)	$ (913)	$ 1,118
Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor	2.19
Minimum [Member] | Non-Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor	2.39
Maximum [Member] | Non-Residential Retail Customer [Member]
Regulatory Assets And Liabilities [Line Items]
Cost recovery factor	5.15
Deferred AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Recovery period	10 years